Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of initial Fixed $100 Investment Based on:			Company-Selected Performance Measure
	Summary Compensation Table Total for Linden R. Evans (1)	Compensation Actually Paid to Linden R. Evans (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net income (GAAP), in millions	EPS from ongoing operations, as adjusted (non-GAAP)	(5)
2023	$5,639,002	$1,951,347	$1,186,100	$631,015	$79.38	$91.30	$276.0	$3.93
2022	$4,486,548	$4,506,289	$1,208,492	$1,224,584	$99.15	$101.15	$270.8	$3.97
2021	$4,440,908	$5,151,457	$1,318,764	$1,453,664	$96.19	$117.12	$251.3	$3.74
2020	$4,221,114	$3,055,790	$1,565,573	$1,003,991	$80.92	$98.84	$242.8	$3.73

Company Selected Measure Name	EPS from ongoing operations, as adjusted (non-GAAP)
Named Executive Officers, Footnote
(1)
Linden R. Evans was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022	2023
Richard W. Kinzley	Richard W. Kinzley	Richard W. Kinzley	Kimberly F. Nooney
Brian G. Iverson	Brian G. Iverson	Brian G. Iverson	Brian G. Iverson
Stuart A. Wevik	Stuart A. Wevik	Erik D. Keller	Marne M. Jones
Scott A. Buchholz	Erik D. Keller	Jennifer C. Landis	Erik D. Keller
Richard W. Kinzley

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Edison Electric Institute Index (“EEI Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the EEI Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the EEI Index. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,639,002	$ 4,486,548	$ 4,440,908	$ 4,221,114
PEO Actually Paid Compensation Amount	1,951,347	4,506,289	5,151,457	3,055,790
Non-PEO NEO Average Total Compensation Amount	1,186,100	1,208,492	1,318,764	1,565,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 631,015	1,224,584	1,453,664	1,003,991
Adjustment to Non-PEO NEO Compensation Footnote
(5)
We determined EPS from ongoing operations, as adjusted (non-GAAP) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. More information on EPS from ongoing operations, as adjusted can be found in the Short-Term Incentive section of Compensation Discussion and Analysis. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Equity Valuation Assumption Difference, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Linden R. Evans	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Linden R. Evans	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Linden R. Evans	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Linden R. Evans	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Linden R. Evans	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Linden R. Evans	Total - Inclusion of Equity Values for Linden R. Evans
2023	$1,578,054	$(2,654,316)	$-	$153,766	$-	$-	$(922,496)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2023	$204,554	$(350,241)	$-	$12,605	$(62,340)	$-	$(195,422)

Compensation Actually Paid vs. Total Shareholder Return
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Linden R. Evans	Exclusion of Change in Pension Value for Linden R. Evans	Exclusion of Stock Awards for Linden R. Evans	Inclusion of Pension Service Cost for Linden R. Evans	Inclusion of Equity Values for Linden R. Evans	Compensation Actually Paid to Linden R. Evans
2023	$5,639,002	$(35,493)	$(2,729,666)	$-	$(922,496)	$1,951,347

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,186,100	$(5,828)	$(353,835)	$-	$(195,422)	$631,015

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	As presented, the first chart below compares the Company's TSR and peer group TSR, assumes an initial investment of $100 on December 31, 2019, assumes all dividends were reinvested and depicts performance at the end of each applicable year.

Tabular List, Table

Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Most Important Performance Measures
EPS from ongoing operations, as adjusted (non-GAAP)
Net income
Total Shareholder Return

Total Shareholder Return Amount	$ 79.38	99.15	96.19	80.92
Peer Group Total Shareholder Return Amount	91.3	101.15	117.12	98.84
Net Income (Loss)	$ 276,000,000	$ 270,800,000	$ 251,300,000	$ 242,800,000
Company Selected Measure Amount	3.93	3.97	3.74	3.73
Adjustment to Compensation, Amount					$ 100
PEO Name	Linden R	Linden R	Linden R	Linden R
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.

Measure:: 1
Pay vs Performance Disclosure
Name	EPS from ongoing operations, as adjusted (non-GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Kimberly F. Nooney [Member]
Pay vs Performance Disclosure
PEO Name	Kimberly F. Nooney
Richard W. Kinzley [Member]
Pay vs Performance Disclosure
PEO Name	Richard W. Kinzley	Richard W. Kinzley	Richard W. Kinzley	Richard W. Kinzley
Brian G. Iverson [Member]
Pay vs Performance Disclosure
PEO Name	Brian G. Iverson	Brian G. Iverson	Brian G. Iverson	Brian G. Iverson
Marne M. Jones [Member]
Pay vs Performance Disclosure
PEO Name	Marne M. Jones
Stuart A. Wevik [Member]
Pay vs Performance Disclosure
PEO Name			Stuart A. Wevik	Stuart A. Wevik
Scott A. Buchholz [Member]
Pay vs Performance Disclosure
PEO Name				Scott A. Buchholz
Erik D. Keller [Member]
Pay vs Performance Disclosure
PEO Name	Erik D. Keller	Erik D. Keller	Erik D. Keller
Jennifer C. Landis [Member]
Pay vs Performance Disclosure
PEO Name		Jennifer C. Landis
PEO
Pay vs Performance Disclosure
Peo Exclusion of Change in Pension Value	$ (35,493)
Peo Exclusion of Stock Awards	(2,729,666)
Peo Inclusion of Pension Service Cost	0
Peo Inclusion of Equity Values	(922,496)
Peo Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested	1,578,054
Peo Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(2,654,316)
Peo Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Peo Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	153,766
Peo Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Peo Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included
Peo Total - Inclusion of Equity Values	(922,496)
Non-PEO NEO
Pay vs Performance Disclosure
Non Peo Neo Average Exclusion of Change in Pension Value	(5,828)
Non Peo Neo Average Exclusion of Stock Awards and Option Awards	(353,835)
Non Peo Neo Average Inclusion of Pension Service Cost	0
Non Peo Neo Average Inclusion of Equity Values	(195,422)
Non Peo Neo Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested	204,554
Non Peo Neo Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(350,241)
Non Peo Neo Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Non Peo Neo Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	12,605
Non Peo Neo Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	(62,340)
Non Peo Neo Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included
Non Peo Neo Total - Average Inclusion of Equity Values	$ (195,422)